UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2001



                         GENESIS ASSET MANAGERS LIMITED
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


P O Box 475, Harbor Court, Les Amballes, St Peter Port, Guernsey,Channel Islands
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Business Address         (Street)       (City)            (State)          (Zip)

13F File Number: 28-6418

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Paul Greatbatch                   Director                       020 7201 7200
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Name                               (Title)                          (Phone)


Signature, Place and Date of Signing:

/s/ Paul Greatbatch
-------------------------------
London, UK
02/13/02


Report Type:

[X]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

   13F File No.: Name:
   ------------- ---------------------------------------------------------------
1.   28-7436     Genesis Asset Managers International Limited
   ------------- ---------------------------------------------------------------
2.   28-6418     Genesis Asset Managers Limited
   ------------- ---------------------------------------------------------------

REPORT SUMMARY:

Number of Other Included Managers: (1)One
                                  --------
Form 13F Information Table Entry Total: 32
                                       ----
Form 13F Information Table Value Total: $646,539,393
                                       --------------

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
CHOATE HALL & STEWART                                SECURITIES AND EXCHANGE COMMISSION FORM 13-F
                                                                    AS OF 12/31/01



                                                                         INVESTMENT DISCRECION           VOTING AUTHORITY
ITEM 1                             ITEM 2    ITEM 3       ITEM 4       ITEM 5         ITEM 6       ITEM 7              ITEM 8
                                                                                                MANAGERS
         NAME OF ISSUER            TITLE OF   CUSIP     FAIR MARKET SHARES OR a) SOLE     c) NONE        a)SOLE b)SHARED AS c)SHARED
                                    CLASS     NUMBER     VALUE ($)  PRINCIPAL       (b)SHARED                    DEFINED BY    OTHER
                                                         (X 1000)    AMOUNT                                      INSTR. V
        ---------------             ------ ------------  ---------   -------- ---------------------- ------- -----------------------
America Movil                    Series L   US02364W1053   36871    1892743    Sole                 1      Sole
Ashanti Goldfields                    GDS   US0437432026   34064    8015075    Sole                 1      Sole
Banco Latino America de Export        CL E  PAP169941328   31977    1140015    Sole                 1      Sole
BBV Banco Bhif Sponsored              ADR   US05946H1086    1020      75000    Sole                 1      Sole
Coca-Cola Femsa                       ADR   US1912411089   22763    1134191    Sole                 1      Sole
Comp. Anon. Nac. Telefones            ADS   US2044211017    7051     501835    Sole                 1      Sole
Companhia Brasileira De Distribuicao  ADR   US20440T2015   44778    2035369    Sole                 1      Sole
Distribucion y Servicios              ADR   US2547531069   12536     956950    Sole                 1      Sole
Embotelladora Andina                 ADR A  US29081P204    11608    1190555    Sole                 1      Sole
Embotelladora Andina                 ADR B  US29081P3038   18922    2395200    Sole                 1      Sole
Femsa                                 ADS   US3444191064   76653    2218604    Sole                 1      Sole
Grupo Iusacell                        ADR   US40050B1008   12188    3070042    Sole                 1      Sole
Gulf Indonesia Resources Limited      COM   CA4022841031   25651    2850062    Sole                 1      Sole
Korea Electric Power                  ADR   US5006311063    6210     678714    Sole                 1      Sole
Korea Telecom Corp                    ADR   US50063P1030    9367     460750    Sole                 1      Sole
Lihir Gold Ltd Spons                  ADR   US5323491077     248      21000    Sole                 1      Sole
Madeco Spons.                         ADR   US5563041038     510     200000    Sole                 1      Sole
Matav                                 ADS   US5597761098   37273    2193814    Sole                 1      Sole
Millicom Int'l.                       COM   LU0038705702   28408    2338134    Sole                 1      Sole
Minera Buenaventura S.A.A.            ADS   US2044481040   20761    1001500    Sole                 1      Sole
Mobile Telesystems                    ADR   US6074091090   15374     431115    Sole                 1      Sole
Orbotech Ltd                          COM   IL0008722873   44995    1444470    Sole                 1      Sole
OTE                                   ADR   US4233253073     690      90600    Sole                 1      Sole
Panamerican Beverages Inc.            COM   PAP748231084   13495     908151    Sole                 1      Sole
Provida                               ADR   US00709P1084   18100     658200    Sole                 1      Sole
Quilmes Industrial                    ADR   US74838Y2072   17207    1438679    Sole                 1      Sole
Quinenco                              ADS   US7487181031   21966    3004939    Sole                 1      Sole
Santa Isabel                          ADR   US8022331065     660     165000    Sole                 1      Sole
Taiwan Semiconductor                  ADR   US8740391003    5561     323860    Sole                 1      Sole
Telefonos de Mexico                  ADS L  US8794037809   52758    1506513    Sole                 1      Sole
Turkcell Iletisim Hizmet              ADR   US9001112047    2489     121230    Sole                 1      Sole
Videsh Sanchar                        ADR   US92659G6008   14385    1498458    Sole                 1      Sole

                               Total                     646,539


REPORT SUMMARY             26 DATA RECORDS                       1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



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